DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
11	DERIVATIVE FINANCIAL INSTRUMENTS

Forward freight agreements and bunker swaps - analysed between:

	2021	2020
	US$’000	US$’000
Assets
Current assets	5,370	458
Non-current assets	611	-

Liabilities
Current liabilities	(704)	-

The Group has entered into a number of forward freight agreements in the normal course of business in order to hedge against open positions in the fleet from contracts of affreightment and exposure to earnings on the spot market. At 31 December 2021, there are 23 (2020: 0) outstanding forward freight agreements, maturing as follows:
2021
Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement period		Strike price	Duration	Notional value	Fair value gain (loss)
		US$		US$’000	US$’000
April 2022 to December 2022	BSI-58 ave 10TC	13,300	45 days	599	406
April 2022 to December 2022	BSI-58 ave 10TC	13,300	45 days	599	406
April 2022 to December 2022	BSI-58 ave 10TC	13,300	180 days	2,394	1,624
January 2022 to December 2022	BSI-58 ave 10TC	17,350	180 days	3,123	1,016
January 2022 to December 2022	BSI-58 ave 10TC	17,250	60 days	1,035	345
January 2022 to December 2022	BSI-58 ave 10TC	17,250	60 days	1,035	345
January 2022 to December 2022	BSI-58 ave 10TC	17,250	60 days	1,035	345
January 2022 to June 2022	BSI-58 ave 10TC	23,100	90 days	2,079	157
June2022	BSI-58 ave 10TC	25,000	15 days	375	6
July 2022 to September 2022	BSI-58 ave 10TC	21,000	45 days	945	52
October 2022 to December 2022	BSI-58 ave 10TC	19,000	45 days	855	52
January 2022 to June2022	BSI-58 ave 10TC	22,650	90 days	2,039	197
January 2022 to June2022	BSI-58 ave 10TC	23,000	30 days	690	55
January 2022 to June2022	BSI-58 ave 10TC	23,100	60 days	1,386	103
				18,189	5,109

Non-current assets
Derivative instruments in designated hedge accounting relationships:

Settlement period		Strike price	Duration	Notional value	Fair value gain (loss)
		US$		US$’000	US$’000
January 2023 to December 2023	BSI-58 ave 10TC	14,350	60 days	861	117
January 2023 to December 2023	BSI-58 ave 10TC	14,350	60 days	861	117
January 2023 to December 2023	BSI-58 ave 10TC	14,350	60 days	861	117
January 2023 to December 2023	BSI-58 ave 10TC	14,750	60 days	885	93
January 2023 to December 2023	BSI-58 ave 10TC	14,800	60 days	888	90
January 2023 to December 2023	BSI-58 ave 10TC	15,000	60 days	900	77
				5,256	611

Current liabilities
Derivative instruments in designated hedge accounting relationships:

Settlement period		Strike price	Duration	Notional value	Fair value gain (loss)
		US$		US$’000	US$’000
July 2022 to December 2022	BSI-58 ave 10TC	23,100	90 days	2,079	(176)
January 2022 to March 2022	BSI-58 ave 10TC	27,400	15 days	411	(36)
January 2022 to March 2022	BSI-58 ave 10TC	27,400	15 days	411	(36)
January 2022 to March 2022	BSI-58 ave 10TC	27,400	15 days	411	(36)
April 2022 to May 2022	BSI-58 ave 10TC	25,000	30 days	750	(20)
July 2022 to December 2022	BSI-58 ave 10TC	22,650	90 days	2,039	(135)
July 2022 to December 2022	BSI-58 ave 10TC	23,000	30 days	690	(55)
July 2022 to December 2022	BSI-58 ave 10TC	23,100	60 days	1,386	(117)
				8,177	(611)

The Group has entered into a number of bunker swaps, as follows:

2021
Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
January 2022	0.5% FOB Rotterdam	407.00	500	204	74
January 2022 to May 2022	0.5% FOB Singapore	505.25	1,900	960	115
January 2022 to June 2022	0.5% FOB Rotterdam	518.00	1,200	622	22
January 2022 to February 2022	0.5% FOB Singapore	564.75	700	395	17
January 2022 to March 2022	0.5% FOB Rotterdam	533.00	2,700	1,439	33
				3,620	261

Current liabilities
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
April 2022 to October 2022	0.5% FOB Rotterdam	533.00	6,500	3,465	(74)
November 2022	0.5% FOB Rotterdam	528.50	500	264	(10)
December 2022	0.5% FOB Rotterdam	527.50	500	264	(9)
				3,993	(93)

2020
Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
January 2021 to February 2021	0.5% FOB Singapore	276.0	1,400	386	160
January 2021 to May 2021	0.5% FOB Singapore	311.3	1,500	467	118
January 2021 to May 2021	0.5% FOB Rotterdam	298.5	2,500	746	180
				1,599	458